Summary Of Significant Accounting Policies - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Customer	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer
Significant Accounting Policies [Line Items]
Series B convertible preferred stock excluded from computation of earnings per share	14,999,000
Revenue
Significant Accounting Policies [Line Items]
Number of major customers accounted for 10% or more of total revenues	2	2	4
Percentage of major customers revenue accounted for 10% or more of total revenues	79.00%	52.00%	85.00%